UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     ASPEN ADVISORS, L.L.C.
Address:

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:
Signature, Place and Date of Signing:

      August  7, 2006


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    5

Form 13F Information Table Value Total:    179548

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D FIRST AVENUE NETWORK S INC COM COMMON STOCK     31865X106    22989  2112932 SH       SOLE                2112932        0        0
D FIRST AVENUE NETWORKS INC COM  COMMON STOCK     31865X999   135052 12412907 SH       SOLE               12412907        0        0
D LEAP WIRELESS INTERN ATIONAL I COMMON STOCK     521863308      292     6144 SH       SOLE                   6144        0        0
D MPOWER HOLDING CORP  COM STK   COMMON STOCK     62473L309    17372  9290000 SH       SOLE                9290000        0        0
D TERRA INDUSTRIES INC           COMMON STOCK     880915103     3843   603356 SH       SOLE                 603356        0        0
S REPORT SUMMARY                  5 DATA RECORDS              179548        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED